Schedule of goodwill reportable segments (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Goodwill	$ 26,999,726	$ 27,001,383
Remittance Services Expense [Member]
Goodwill	12,919,935	12,921,592
Sales of Airtime [Member]
Goodwill	$ 14,079,791	14,079,791
Seamless Group Inc [Member]
Goodwill		27,001,383	$ 27,001,383	[1]	$ 19,229,528
Seamless Group Inc [Member] | Remittance Services Expense [Member]
Goodwill		12,921,592	12,921,592
Seamless Group Inc [Member] | Sales of Airtime [Member]
Goodwill		$ 14,079,791	$ 14,079,791

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.